GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	May 25, 2016	May 19, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	May 04, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Initial payment received under sales agreement			$ 18,000
Accumulated deficit				$ 55,369			$ 58,019
Cash generated from operating activities				13,401	$ 2,964
Revenues				13,747	$ 11,191
Aggregate ordinary shares in one or more offerings						50,000
Offering price per share	$ 11.00	$ 11.00
Purchase of additional ordinary shares	272,727	272,727
Shares issued in secondary public offering, shares	2,090,909
Issuance of Ordinary Shares, net of issuance costs of $1.7 million, upon follow-on public offering				21,284
Gross proceeds from issuance of shares	$ 21,300	$ 20,000		1,700
Stock issuance costs	$ 1,700	$ 1,500
North American Tier-1 telecom operator [Member]
Related Party Transaction [Line Items]
Revenues				$ 11,424
Customer [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of revenues				83.00%